COST OF SALES	12 Months Ended
Dec. 31, 2021
COST OF SALES

NOTE 9: COST OF SALES

	12.31.2021	12.31.2020	12.31.2019
Inventories at the beginning of the year	116	153	137

Plus: Charges for the year
Purchases of inventories, energy and gas	433	153	353
Salaries and social security charges	59	51	57
Benefits to employees	13	11	9
Accrual of defined benefit plans	4	4	4
Works contracts, fees and compensation for services	68	55	60
Depreciation of property, plant and equipment	194	194	171
Intangible assets amortization	1	5	6
Right-of-use assets amortization	5	1	2
Transport of energy	6	5	4
Transportation and freights	22	20	22
Consumption of materials	26	17	21
Penalties	2	-	1
Maintenance	52	26	27
Canons and royalties	65	42	59
Environmental control	4	4	3
Rental and insurance	27	23	21
Surveillance and security	3	2	6
Taxes, rates and contributions	4	3	4
Other	6	2	(4)
Subtotal	994	618	826

Gain on monetary position	-	8	1

Less: Inventories at the end of the year	(155)	(116)	(153)
Total cost of sales	955	663	811